Riverside Frontier Markets Fund
SUMMARY SECTION Riverside Frontier Markets Fund (the “Fund”)
Investment Objective
The Fund seeks to provide capital appreciation as a primary objective and income as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Riverside Frontier Markets Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge	none	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Riverside Frontier Markets Fund		Investor Class	Institutional Class
Management Fees		1.45%	1.45%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.29%	1.29%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%
Total Annual Fund Operating Expenses		3.03%	2.78%
Fee Waiver and Expense Reimbursement	[3]	(0.79%)	(0.79%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		2.24%	1.99%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are fees and expenses incurred indirectly by the Fund as a result of its investments in other mutual funds.
[3]	Riverside Advisors, LLC (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.95% of the Fund's average daily net assets for the Investor Class and the Institutional Class. This agreement is in effect through January 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Trust's Board of Trustees.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Riverside Frontier Markets Fund (USD $)	1 Year	3 Years
Investor Class	227	783
Institutional Class	202	708

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund seeks to achieve its investment objective primarily by investing at least 80% of its total assets in undervalued equity securities of companies located in “Frontier Markets” countries, where “total assets” means net assets, plus the amount of any borrowings for investment purposes. Under normal circumstances, the Fund will invest at least 25% of its assets in the financial services industry and may invest up to 50% of its assets in the financial services industry in the sole discretion of the Adviser. Although the Fund concentrates its investments in the financial services industry, it may invest less than 25% of its assets in this industry as a temporary defensive measure.

To identify securities for the Fund, the Adviser first designates countries as Frontier Markets. The Adviser generally considers “Frontier Markets” to be underdeveloped countries with relatively low per capita income that are experiencing, or may experience, rapid growth and industrialization with established markets, economies or industries that the Adviser deems suitable for investment. While the Adviser determines what countries are Frontier Markets for the Fund and may deem other countries to be Frontier Markets, the Adviser generally considers countries that are a sub-set of those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations or the countries’ authorities, or countries with a stock market capitalization of less than 5% of the MSCI World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America and Africa.

The Adviser currently deems the following countries to be Frontier Markets:
  Asia-Pacific Region: Bangladesh, Cambodia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam
  Central and Eastern Europe: Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine
  Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates
  Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela
  Africa: Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Togo, Uganda, Zambia, Zimbabwe
Securities in which the Fund may invest include common stocks, foreign equity securities and thinly traded and illiquid securities, such as those issued by small- or micro-cap companies. Foreign equity securities may be purchased directly or through derivative instruments. The Adviser may use derivative instruments for a variety of purposes and may invest in companies of any size, without limitation.

The Adviser may use proprietary algorithms and models employing a “top-down” analysis of global equity markets and economic conditions, “bottom-up” analysis of individual securities, momentum and market factors and any other methods determined to be appropriate by the Adviser in selecting individual securities and opportunities for investment.

A company is generally regarded as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.
Principal Risks of the Fund
The Fund is subject to the following principal investment risks:

Concentration Risk. The Fund may focus its investments in companies within the financial services industry. As a result, the Fund may be subject to certain risks associated with this industry, including, among other things, changes in government regulations, interest rate levels and general economic conditions.

Counterparty, Credit and Custodial Risk. The Fund’s investments in derivative instruments, including swap agreements, participation notes and forward contracts, exposes the Fund to the risk of non-performance by the other party to the contract. This risk may include credit risk of the counterparty and the risk of settlement default. This risk may differ materially from those entailed in exchange-traded transactions which generally are supported by guarantees of clearing organizations, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A relative change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Depository Receipts Risk. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of economic leverage, which could increase the Fund’s exposure to the market and magnify potential losses.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions and potential for government seizure of assets or nationalization of companies.

Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in Frontier Markets may include, but are not limited to, increased political and social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may be entitled to a credit or deduction for U.S. tax purposes.

Investment Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the Fund’s performance.

Liquidity Risk. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the fund’s liquidity needs or in response to a specific economic event. Market quotations for such securities may be volatile. Liquidity risk is expected to be an even larger factor within Frontier Markets, where market liquidity tends to be lower than in other markets.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the fund to incur losses.

Market Risk. Prices of equity securities in which the Fund invests may fluctuate and decline for indefinite periods of time, due to market risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets. The Fund’s performances per share will vary daily, based on many factors that affect the stock market, including changes in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may also decline, regardless of their long-term prospects. As such, the Fund may suffer significant losses.

New Fund Risk. There is no performance history for investors of the Fund to evaluate, as the Fund is newly formed.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Small- and Micro-Cap Company Stock Risk. Small- and micro-cap company stocks may be very sensitive to changing economic conditions and market turndowns. Such companies’ earnings and revenues may be less predictable, their share prices may be more volatile and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Security Selection Risk. The securities in the Fund’s portfolio may decline substantially in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Transaction Costs. The costs of buying and selling securities in Frontier Markets, including brokerage, tax and custody costs, are generally significantly higher than those for domestic transactions.

Value Investing Risk. The Fund may invest in “special situations” from time to time. Typically, a “special situation” refers to investments in a company which the Adviser believes will appreciate in value within a reasonable period of time (regardless of general economic conditions or movements of the market as a whole) because of a development particularly or uniquely applicable to that company. Investments in special situations carry substantial risk of loss. The Adviser may overestimate the attributes of such an investment. The development expected by the Adviser may not occur or, if it does occur, it may not attract attention in the market that causes its price to rise in the manner that the Adviser expected. Losses to the Fund resulting from investments in special situations could be significant.

Please see “What are the Principal and Non-Principal Risks of Investing in the Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.riversidefunds.com or by calling 1-855-384-2813.